SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	2,076,317	2,248,699	2,038,662
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 10.10	$ 9.58	$ 7.38
Number of Restricted Shares, Granted	5,000	1,011,040	1,413,335
Weighted Average Grant Date Fair Value per Share, Granted	$ 5.04	$ 8.76	$ 11.67
Number of Restricted Shares, Vested and issued	(1,049,243)	(1,064,774)	(940,032)
Weighted Average Grant Date Fair Value per Share, Vested and issued	$ 8.80	$ 9.38	$ 8.04
Number of Restricted Shares, Forfeited	(189,193)	(118,648)	(263,266)
Weighted Average Grant Date Fair Value per Share, Forfeited	$ 9.68	$ 9.25	$ 9.20
Number of Restricted Shares, Unvested, Ending Balance	842,881	2,076,317	2,248,699
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 9.80	$ 10.10	$ 9.58